Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancellable Operating Leases (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	¥ 9,333	$ 1,465
2023	6,577	1,032
2024	5,381	844
Total	¥ 21,291	$ 3,341